Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events
The Company has completed an evaluation of all subsequent events through May 12, 2023, except for the November 29, 2023 retrospective recapitalization for the completion of the Business Combination with

CPUH as disclosed in Note 1, which is the date the consolidated financial statements were available to be issued, to ensure that these consolidated financial statements include appropriate disclosure of events both recognized in the consolidated financial statements and events which occurred but were not recognized in the consolidated financial statements. The following subsequent events occurred subsequent to December 31, 2022:
Merger with CPUH
In February 2023, the Company and its wholly owned subsidiary, Allurion Technologies Holdings, Inc., (“New Allurion”), entered into a business combination agreement (the “Business Combination Agreement”) with CPUH, Compute Health Corp., a wholly owned subsidiary of CPUH (“Merger Sub I”) and Compute Health LLC, a wholly owned subsidiary of CPUH (“Merger Sub II”). Under the Business Combination Agreement, a series of mergers (collectively referred to as the “Mergers”) will occur in which the Merger Sub II continues as the surviving limited liability company and a wholly owned subsidiary of New Allurion. If the Mergers are successfully completed, the Company’s business operations will continue as the business operation of New Allurion. The Mergers are subject to approval by the Company’s stockholders, the stockholders of CPUH as well as other customary closing conditions, including the effectiveness of a registration statement filed with the SEC. The Mergers are expected to be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, CPUH, which is the legal acquirer, will be treated as the “acquired” company for financial reporting purposes, and the Company will be the accounting “acquirer”. Accordingly, the Mergers will be treated as the equivalent of the Company issuing stock for the net assets of CPUH, accompanied by a recapitalization. The Company’s net assets and the net assets of CPUH will be stated at historical costs, with no goodwill or other intangible assets recorded. This determination is primarily based on the expectations that, immediately following the Mergers, the Company’s stockholders will have a majority of the voting power of New Allurion, the Company will control the majority of the board seats of New Allurion, and the Company’s senior management will comprise all of the senior management of New Allurion. Upon the consummation of the Mergers, New Allurion will become a publicly traded company.
On May 2, 2023, CPUH, Merger Sub I, Merger Sub II, the Company, and New Allurion entered into the BCA Amendment which, among other things, amended the calculation of the aggregate number of shares of New Allurion Common Stock to be issued to (or reserved for issuance for) Allurion equityholders upon the consummation of the Mergers to be as follows: (a) 37,812,000 minus
(b) (x) a number of shares of New Allurion Common Stock equal to (i) 1,400,000 multiplied by
(ii) (x) the aggregate Backstop Purchase Amounts (as defined herein)
divided by
(y) $4 million (such quotient, the “Backstop Percentage” and such shares calculated pursuant to this clause (y), the “Backstop Shares”); provided that the Backstop Percentage shall not exceed one hundred percent (100%)
minus
(c) a number of shares of New Allurion Common Stock equal to (x) (i) 1,500,000 minus
(ii) the Backstop Shares
multiplied by
(y) the Net Closing Cash Percentage (as defined herein) (such shares, the “Allocated Shares”); provided that, if the Backstop Percentage equals one hundred percent (100%), then the Allocated Shares will be a number of shares of New Allurion Common Stock equal to greater of (a) the Backstop Shares or (b) 1,500,000 multiplied by
the Net Closing Cash Percentage. Additionally, the BCA Amendment replaced the form of Investor Rights Agreement attached as an exhibit to the Existing Business Combination Agreement with a revised form of Investor Rights Agreement.
Other than as expressly modified by the BCA Amendment, the Existing Business Combination Agreement remains in full force and effect.
Pursuant to the terms in the Business Combination Agreement, certain of CPUH’s stockholders and the Company’s existing shareholders will receive new shares of New Allurion. Additionally, the CPUH
Sponsor
agreed
to exchange its Class B common stock and Compute Health Private Warrants into 2,088,327 shares of Compute Health Class A Common Stock. Each of these Sponsor shares of Compute Health Class A Common Stock, together with the shares owned by CPUH’s directors and public shareholders, will be converted into 1.420455 shares of New Allurion common stock.
Initial Financing and Bridge Notes
Pursuant to the terms in the Business Combination Agreement, the Company is required to use reasonable efforts to obtain gross cash proceeds of at least $15.0 million of additional financing through one or more private sales of common stock or any other equity securities which shall automatically convert into shares of the Company’s common stock immediately prior to the Mergers. From February 15, 2023 until April 30, 2023, the Company issued an aggregate principal amount of $16.8 million convertible notes to various investors pursuant to a convertible note purchase agreement, dated as of February 15, 2023, with a stated
interest rate of 7.0% per annum (the “Bridge Notes”). The Bridge Notes mature on December 31, 2026 unless previously converted pursuant to their terms. The Bridge Notes provide that, effective upon a deSPAC transaction, all of the outstanding principal and interest would automatically convert into a number of shares of common stock equal to the balance of the Bridge Notes on the date of conversion divided by
the discounted capped conversion price, which is calculated by dividing $217.3 million by the fully diluted capitalization of the Company immediately prior to the conversion of the Bridge Notes. Additionally the Bridge Notes provide that, effective upon the closing of a qualified financing, the holder of the Bridge Notes could optionally accelerate repayment of the principal and interest of the Bridge Notes or convert all of the outstanding principal and interest into common shares or shares of the same class or series of capital stock issued in the qualified financing equal to the balance of the Bridge Notes on the date of conversion divided by
the greater of the capped price or the discounted price. The capped price is calculated by dividing $260.0 million by the fully diluted capitalization of the Company immediately prior to the conversion of the Bridge Notes, and the discounted price is calculated as 85% of the cash price of the same class or series of capital stock issued in the qualified financing. In conjunction with the issuance of the Bridge Notes, the Company executed a side letter with certain Bridge Note holders (the “Initial Financing”) with an aggregate outstanding principal balance of $13.4 million out of the total principal balance of $16.8 million of Bridge Notes.
Following the consummation of the Initial Financing, the Company determined to refinance the Initial Financing and, pursuant to the termination agreements (the “Termination Agreements”) entered into by the Company with each of the side letter holders, the side letters were terminated, effective as of May 2, 2023. With respect to the Termination Agreement with one of the side letter holders with a Bridge Note principal balance of $13.0 million (the “Side Letter Holder”), the Company will have the right to prepay, in one or more transactions, all or a portion of the outstanding principal amount, plus
accrued interest, under the related Bridge Note (the “Side Letter Holder Bridge Note”), including by way of (a) a $2 million payment in cash by the Company to the Side Letter Holder on May 2, 2023, $1.5 million of which is deemed a prepayment penalty and (b) immediately prior to the consummation of the transactions contemplated by the Business Combination Agreement, an additional payment of at least $6 million, up to the then-outstanding principal amount, plus
accrued interest, under the Side Letter Holder Bridge Note by way of (i) payment in cash by the Company and/or (ii) the sale and transfer of all or any portion of the Side Letter Holder Bridge Note, equivalent in value to the portion of the additional payment to be repaid pursuant to this clause (b)(ii), to any person or persons designated in writing by the Company.
In addition, under the Side Letter Holder’s Termination Agreement, upon the terms and subject to the conditions set forth therein, New Allurion has agreed to issue to the Side Letter Holder a number of shares of New Allurion Common Stock equal to (a) (i) the New Allurion Share Target minus
(ii) the number
of

shares
of New Allurion Common Stock issued to the Side Letter Holder upon the consummation of the transactions contemplated by the Business Combination Agreement in exchange for the shares of Allurion Common Stock issued upon conversion of the Side Letter Holder’s Bridge Note pursuant to the terms thereof (and based on the outstanding principal and accrued interest under such notes as of such time)
(such net amount the “Additional Hunter Shares”) plus
(b) 300,000 shares of New Allurion Common Stock. New Allurion Share Target means a number of shares of New Allurion Common Stock equal to (a) the outstanding principal and accrued interest under the Side Letter Holder’s Bridge Note immediately prior to the consummation of the transactions contemplated by the Business Combination Agreement (after giving effect to the payment of the Repayment)
divided by
(b) $5.00.
PIPE Investment
Concurrently with the execution of the Business Combination Agreement, certain third-party investors have entered into PIPE subscription agreements with CPUH and New Allurion to purchase shares of New Allurion common stock at $7.04 per share for aggregate proceeds of approximately $37.9 million (the “PIPE Investment”).
Revenue Interest Financing Agreement
In addition to the PIPE subscription agreements, concurrently with the execution of Business Combination Agreement, the Company and New Allurion entered into a revenue interest financing agreement (the “Revenue Interest Financing Agreement”) with RTW Investments, LP (“RTW”). Pursuant to the Revenue Interest Financing Agreement, upon the closing of the Business Combination, RTW agreed to pay New Allurion an aggregate of $40.0 million (the “Investment Amount”). In exchange for the Investment Amount, New Allurion will remit revenue interest payments on all current and future products and digital solutions developed and to be developed by New Allurion at a rate up to 6.0% of annual net sales prior to December 31, 2026, subject to the terms and conditions within the Revenue Interest Financing Agreement. On or after January 1, 2027, New Allurion will remit revenue interest payments at a rate up to 10.0% of annual net sales, subject to the terms and conditions within the Revenue Interest Financing Agreement. New Allurion will continue to make revenue interest payments to RTW until December 31, 2030. As part of the Revenue Interest Financing Agreement, the Company has committed to minimum aggregate revenue interest payments of 100% of the Investment Amount by December 31, 2027, and 240% of the Investment Amount, or $96.0 million, by December 31, 2030. The Company’s maximum aggregate revenue interest payments are capped at 260% of the Investment Amount, or $104.0 million. New Allurion may terminate the Revenue Interest Financing Agreement by prepaying aggregate revenue interest payments equal to 165% of the Investment Amount, or $66.0 million, by March 31, 2026. Upon closing the Business Combination, the Company expects to account for the Revenue Interest Financing Agreement as a debt instrument. Additionally, the Company is expecting to elect the fair value option, and the initial $40.0 million Investment Amount will be recorded at fair value. The election of the fair value option will obviate the need for the Company to bifurcate embedded derivatives from the Revenue Interest Financing Agreement. At each measurement date, the changes in fair value will be recorded in the statement of operations and comprehensive loss.
In connection with the Company entering in the Revenue Interest Financing Agreement, if, at any time beginning 12 months and ending 24 months following the closing of the Mergers, the volume weighted average price (“VWAP”) per share of New Allurion common stock is less than $7.04 for the average of 20 trading days within any 30 trading day period (“Stock Price Drop”); and the absolute value of the percentage decrease of such Stock Price Drop measured from a reference price of $10.00 per share of
New

Allurion
common stock is greater than the absolute value of the percentage decrease in the VWAP of a comparable publicly traded peer index as defined in the Amended and Restated RTW Side Letter over the same time period, then RTW may elect to convert up to $7.5 million of its initial PIPE subscription into additional revenue interest financing to be added to the Investment Amount by forfeiting a number of shares of New Allurion common stock acquired in the PIPE subscription (“PIPE Conversion Option”). Such additions to the Investment Amount would result in proportional increases to the minimum aggregate revenue interest payments described above. New Allurion further agreed to issue up to an additional one million shares of New Allurion common stock to RTW with any such shares being issued at the closing of the Business Combination. Additionally, RTW will have a right to designate one director to the Board of Directors of New Allurion. The Company expects to account for the PIPE Conversion Option as a freestanding financial instrument that qualifies for derivative liability accounting in accordance with

ASC 815,
Derivatives and Hedging
. Upon closing the Business Combination, the PIPE Conversion Option is expected to be initially recorded as a liability at its fair value with corresponding recognition of expense at inception because there is no right received by the Company that meets the definition of an asset and the transaction did not involve a distribution or dividend. The subsequent changes in fair value of the derivative liability will be recognized as gain or loss in the statement of operations and comprehensive loss.
On May 2, 2023, pursuant to the Backstop Agreement (defined below) and contemporaneous with the execution of the Backstop Agreement, CPUH, New Allurion, Merger Sub II, the Company, and RTW entered into an amended RTW side letter (the “Amended and Restated RTW Side Letter”), which amends and restates the existing RTW side letter in its entirety, in order to reflect that any conditional additional New Allurion shares issuable to RTW under the Amended and Restated RTW Side Letter, if any, would be calculated net of any Backstop Shares (defined below) issuable to RTW under the Backstop Agreement. Additionally, pursuant to the Amended and Restated RTW Side Letter, the parties to the Amended and Restated RTW Side Letter have agreed that, if a third party subsequently provides the Company with debt financing on more favorable terms than those provided to RTW under the Backstop Agreement, RTW will be offered the same or more favorable terms and conditions as the Company provided to such third party.
Fortress Debt
In February 2023, the Company and New Allurion entered into a Bridging Agreement, pursuant to which, among other things, upon the terms and conditions set forth therein, the Company and New Allurion agreed with Fortress Credit Corp. to execute a Credit and Guaranty Agreement (the “Term Loan Facility”). Upon closing of the Mergers, and under the terms of the Term Loan Facility, the Company can borrow up to $60.0 million. The Company will use the borrowings from the 2023 Credit Agreement to repay outstanding principal, accrued and unpaid interest and other obligations with respect to the amended and restated 2021 Term Loan with Runway. The Term Loan Facility will be jointly and severally guaranteed by the parent and subsidiary guarantors of New Allurion. The Term Loan Facility will mature in June 2027. Interest on borrowings under the 2023 Credit Agreement will be payable in arrears monthly at a floating interest rate equal to current applicable margin of 6.44%
plus
the greater of 3.0% or the administrative agent’s prime rate. An exit payment equal to 3% of the 2023 Credit Agreement will be due upon the prepayment or maturity date of the agreement. New Allurion also agrees to issue up to one million shares of New Allurion Common Stock to an affiliate of Fortress.
On May 2, 2023, pursuant to the Backstop Agreement and contemporaneous with the execution of the Backstop Agreement, the Fortress Investor and the Company entered into a side letter (the “Fortress Letter Agreement”), in order to reflect that any conditional additional New Allurion shares issuable to Fortress under the Term Loan Facility, if any, would be calculated net of any Backstop Shares issuable to the Fortress Investor under the Backstop Agreement. Additionally, pursuant to the Fortress Letter Agreement, the Fortress Investor and the Company have agreed that, if a third party subsequently provides the Company with debt financing on more favorable terms than those provided to the Fortress Investor under the Backstop Agreement, the Fortress Investor will be offered the same or more favorable terms and conditions as the Company provided to such third party.
Equity Facility Agreement
In February 2023, the Company and New Allurion entered into a commitment letter relating to an equity facility agreement (the “Chardan Equity Facility”) with Chardan Capital Markets LLC (“Chardan”) whereby New Allurion will agree to pay a $0.1 million structuring fee and issue 35,511 shares of New Allurion’s common stock valued at $7.04 per share for an aggregate value of $0.3 million. In exchange, New Allurion will have a right to require Chardan to purchase shares of common stock up to the aggregate commitment amount of $100.0 million at prices per share based on the VWAP. The closing of the Chardan Equity
Facility (the “Execution Date”) is conditioned upon the closing of the Mergers and will remain outstanding for three years from the Execution Date unless terminated upon reasonable notice by either party. The Company will incur certain fees in connection with the Equity Facility. The purpose of the execution of the Chardan Equity Facility is to fund general corporate expenses of New Allurion.
Backstop Agreement
On May 2, 2023, RTW and the Fortress Investor (the “Backstop Purchasers”) entered into a backstop agreement (the “Backstop Agreement”) with Compute Health, New Allurion and the Side Letter Holder. Pursuant to the Backstop Agreement, each Backstop Purchaser agreed that, to the extent any Side Letter Holder Bridge Notes remain outstanding prior to the consummation of the Mergers, such Backstop Purchaser will, at the closing of the Mergers, purchase up to $2.0 million of the Side Letter Holder Bridge Notes from the Side Letter Holder.
In addition, pursuant to the terms set forth in the Backstop Agreement, in consideration of each Backstop Purchaser’s commitment to purchase its backstop purchase amount of the Side Letter Holder Bridge Note, subject to the terms and conditions of the Backstop Agreement, New Allurion will, no later than the closing of the Mergers, issue to each Backstop Purchaser a number of shares of backstop shares (the “Backstop Shares”) as follows:

a)
In the event that the backstop purchase amount for each Backstop Purchaser is equal to $2.0 million, New Allurion will issue to each Backstop Purchaser under the Backstop Agreement an aggregate amount of shares of New Allurion Common Stock equal to the greater of (i) 700,000 shares of New Allurion common stock and (ii) the conditional additional New Allurion shares issuable (x) in the case of Fortress, to Fortress or its applicable affiliate pursuant to the Term Loan Facility and (y) in the case of RTW, to RTW pursuant to the Amended and Restated RTW Side Letter; provided that, in the event that for any reason the aggregate number of shares issuable to Fortress pursuant to clause (ii) above is greater than the aggregate number of shares issuable to RTW pursuant to clause (ii), or vice versa, the Backstop Purchaser that would receive the lesser aggregate number of shares shall instead receive the higher number of aggregate shares so that, pursuant to such clause (ii), each of Fortress and RTW shall receive the same aggregate number of shares of New Allurion common stock.

b)
In the event that the backstop purchase amount for each Backstop Purchaser is less than $2.0 million, New Allurion will issue to each Backstop Purchaser under the Backstop Agreement an aggregate amount of shares of New Allurion common stock equal to (i) 700,000 multiplied by
a fraction having (x) a numerator equal to such Backstop Purchaser’s backstop purchase amount and (y) a denominator equal to 2,000,000.

Contribution Agreement
On May 2, 2023, the Shantanu K. Gaur Revocable Trust of 2021 (the “Gaur Trust”), a related party, and New Allurion entered into a share contribution agreement (the “Gaur Contribution Agreement”), pursuant to which the Gaur Trust agreed to contribute to New Allurion, as a contribution of capital, a number of shares of New Allurion common stock equal to: (a) 50,000 shares of New Allurion common stock plus
(b) a number of shares of New Allurion common stock equal to one-third of the Additional Hunter Shares. The Gaur Trust’s contribution of the Gaur Trust Contributed Shares will be effective immediately following the consummation of the transactions contemplated by the Business Combination Agreement and the issuance of New Allurion common stock to the Gaur Trust pursuant to the terms of the Business
Combination Agreement.
RSU Forfeiture Agreement
On May 2, 2023, a member of the Company’s board of directors entered into a RSU forfeiture agreement (the “RSU Forfeiture Agreement”), pursuant to which the board member agreed to forfeit to the Company a number of restricted stock unit awards, determined immediately following the consummation of the transactions contemplated by the Business Combination Agreement and after giving effect to the exchange of such RSUs pursuant to the Business Combination Agreement based on the Company’s exchange ratio, equal in number to up to (a) 50,000 shares of New Allurion common stock plus
(b) a number of shares of New Allurion common stock equal to one-third of the Additional Hunter Shares. The forfeited RSUs shall be terminated and cancelled without consideration therefore, effective as of immediately following the consummation of the transactions contemplated by the Business Combination Agreement. There is no expense to be reversed upon the forfeiture as no compensation cost had been recognized through May 12, 2023 related to the RSUs as the RSUs will only vest upon satisfaction of the closing condition, which has not yet occurred and is not considered probable until such an event occurs (see Note 12).
CPUH Sponsor Contribution Agreement
On May 2, 2023, Compute Health Sponsor LLC (the “Sponsor”) and CPUH entered into a share contribution agreement (the “Sponsor Contribution Agreement”), pursuant to which the Sponsor agreed to contribute to CPUH, as a contribution to capital, a number of shares of CPUH Class A common stock equal to: (a) (i) 200,000 shares of CPUH Class A common stock plus
(ii) a number of shares of CPUH Class A common stock equal to one-third of the Additional Hunter Shares divided by
(b) 1.420455. The Sponsor’s contribution of the sponsor contributed shares will be contingent upon the closing of the transactions contemplated by the Business Combination Agreement and will be effective immediately following the sponsor recapitalization and immediately prior to the merger of the CPUH with and into New Allurion pursuant to the terms of the Business Combination Agreement.
Lease Extensions
In February 2023, the Company executed amendments to three of its leases in Natick, Massachusetts as well as its lease in Hudson, Massachusetts. As a result of these amendments, the leases in Natick will expire between June 2024 and March 2028, and the lease in Hudson will expire in February 2026. One of the Natick lease amendments contains a two-year
renewal option, and another contains a four-year renewal option. The lease in Hudson was amended to add approximately 850 square feet of space, which will expire in February 2026 with the originally leased space in
Hudson.

Fifth Amended and Restated Certificate of Incorporation
In March 2023, the Company filed a Certification of Amendment to its Certificate of Incorporation with the Delaware Secretary of State to increase the total number of authorized shares of common stock from 35,000,000 to 38,000,000.
Amendment of Amended and Restated 2020 Stock Option and Grant Plan
In February 2023, the Company’s Board of Directors increased total number of shares reserved under the Plan by 1,400,000 shares of common stock, such that a total of 4,458,079 shares of common stock are reserved for issuance under the Plan in total.